Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

19. Cash and cash equivalents

	2024	2024	2023
	US$	HK$	HK$

Savings accounts	7,015,781	54,496,479	44,409,500
Current accounts	7,998,688	62,131,411	50,464,311
Time deposit	-	-	50,000,000
Cash on hand	91,162	708,120	1,339,933

	15,105,631	117,336,010	146,213,744

Cash at banks earns interest at floating rates based on daily bank deposit rates.